Summary of significant accounting policies- Others (Details) $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 CNY (¥) shares
Bank borrowing and unsecured senior notes
Reduction to current prepayments, receivables and other assets	$ (4,127)					¥ (28,408,000,000)	¥ (16,542,000,000)
Reduction to non-current prepayments, receivables and other assets	(1,264)					(8,703,000,000)	(6,288,000,000)
Reduction to non-current unsecured senior notes	$ (6,665)					¥ (45,876,000,000)	(51,391,000,000)
Statutory reserves
Percentage of after-tax profit from subsidiaries incorporated in the PRC required to be appropriated to the statutory reserves	10.00%	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%	50.00%
Adjustment | Accounting Standards Update 2015-03
Bank borrowing and unsecured senior notes
Reduction to current prepayments, receivables and other assets							35,000,000
Reduction to non-current prepayments, receivables and other assets							170,000,000
Reduction to non-current unsecured senior notes							¥ 205,000,000
PRC
Statutory reserves
Appropriation to statutory reserves		¥ 836,000,000		¥ 529,000,000	¥ 267,000,000
Appropriation to the enterprise expansion fund and staff welfare and bonus fund		¥ 0		0	0
Share repurchase for purpose of certain equity investment plans for management
Treasury shares
Number of ordinary shares included in treasury shares account | shares	20,789,596		24,393,569			20,789,596	24,393,569
Company's share of an equity method investee's investment in the Company
Treasury shares
Number of ordinary shares included in treasury shares account | shares	5,262,306		0			5,262,306	0
Minimum
Derivatives and hedging
Ratio determining effective hedging relationship	80.00%	80.00%
Maximum
Derivatives and hedging
Ratio determining effective hedging relationship	125.00%	125.00%
Interest rate swaps
Derivatives and hedging
Loss related to the ineffective portion of fair value change of the interest rate swaps designated and qualified as cash flow hedges		¥ 0		0	43,000,000
Loss recorded in consolidated income statements upon termination of the interest rate swap contracts		0		0	¥ 59,000,000
Foreign exchange contracts
Derivatives and hedging
Fair value amount of qualified and designated as hedging instruments	$ 3		$ 40			¥ 20,000,000	¥ 257,000,000
Loss recognized in other income, net	$ 5	¥ 35,000,000	$ 46	¥ 298,000,000